SHARE-BASED COMPENSATION (Details 4) (Options)	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum USD ($)	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2011 Maximum USD ($)	Jun. 20, 2011 Non-employees USD ($)	Dec. 31, 2012 Non-employees CNY	Dec. 31, 2013 Non-employees USD ($)	Dec. 31, 2013 Non-employees CNY	Dec. 31, 2013 ADS Non-employees USD ($)
Share-based compensation
Options granted (in shares)	9,471,008	2,130,000	25,954,666				1,100,000
Exercise price (in dollars per share)				$ 0.41	$ 0.41	$ 0.41	$ 0.41
Weighted average exercise price (in dollars per share)							$ 0.16
Options to purchase ordinary shares, outstanding (in shares)	37,911,574							3,028,000
Options to purchase ordinary shares, exercisable (in shares)								3,028,000
Estimated fair value of options granted (in CNY or dollars)								1,615,000
Closing price of ordinary shares (in dollars per share)									$ 0.56		$ 8.91
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares)									3,028,000	3,028,000
Aggregate intrinsic value (in CNY or dollars per share)									$ 1,237,000	7,487,000